SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Selected Quarterly Financial Information [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating loss	(35,808,404)	(9,355,293)	(9,474,796)	(15,861,823)	(129,710)	(13,701)	(24,912)	0	(44,349,428)	(19,692,013)	(36,423,391)	(168,323)	(17,452)
Net loss	$ (38,396,596)	$ (9,844,711)	$ (9,474,818)	$ (15,861,823)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (48,453,292)	$ (19,692,163)	$ (36,912,959)	$ (168,323)	$ (164)
Loss per share (basic) (in dollars per share)		$ (0.11)	$ (0.11)	$ (0.17)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Loss per share (diluted) (in dollars per share)		$ (0.11)	$ (0.11)	$ (0.17)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)